Leases - Sale-Leasebacks (Details) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Apr. 02, 2022 USD ($)	Mar. 27, 2021 USD ($)	Jan. 01, 2022 USD ($) renewal_option	Dec. 26, 2020 USD ($)	Dec. 28, 2019 USD ($)	Dec. 31, 2021 USD ($)
Sale Leaseback Transaction [Line Items]
Purchase of facility		$ 2,880	$ 2,363	$ 19,866	$ 6,338	$ 8,843
2022				779
2023				795
2024				810
2025				827
2026				843
Thereafter				9,419
Total				$ 13,473
Production, Warehousing and Distribution Facility
Sale Leaseback Transaction [Line Items]
Purchase of facility	$ 9,200
Payment for improvements	$ 400
Term of lease				15 years
Number of renewal options | renewal_option				2
Renewal term				10 years
Amount of leaseback							$ 9,600